                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-02258
                                                      ---------

                           Eaton Vance Series Trust II
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

EATON VANCE INCOME FUND OF BOSTON

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF MICHAEL W. WEILHEIMER]
Michael W. Weilheimer
President

Eaton Vance Income Fund of Boston Class A shares had a total return of 26.52% for the year ended September 30, 2003.(1)

That return was the result of an increase in net asset value (NAV) per share from $5.34 on September 30, 2002 to $6.14 on September 30, 2003, and the reinvestment of $0.549 in dividends.

The Fund's Class B shares had a total return of 25.57% during the year ended September 30, 2003.(1) That return was the result of an increase in NAV per share from $9.24 on September 30, 2002 to $10.62 on September 30, 2003, and the reinvestment of $0.879 in dividends.

The Fund's Class C shares had a total return of 25.60% during the year ended September 30, 2003.(1) That return was the result of an increase in NAV per share from $9.28 on September 30, 2002 to $10.67 on September 30, 2003, and the reinvestment of $0.882 in dividends.

The Fund's Class I shares had a total return of 26.58% during the year ended September 30, 2003.(1) That return was the result of an increase in NAV per share from $6.36 on September 30, 2002 to $7.30 on September 30, 2003, and the reinvestment of $0.669 in dividends.

Based on the Fund's most recent distributions and NAVs per share of $6.14 for Class A, $10.62 for Class B, $10.67 for Class C and $7.30 for Class I, Class A, Class B, Class C and Class I had distribution rates of 8.88%, 8.22%, 8.22% and 9.10%, respectively, on September 30, 2003.(2) The Fund's SEC 30-day yields were 7.88%, 7.47%, 7.47% and 8.50% for Class A, Class B, Class C and Class I, respectively, at September 30, 2003.(3)

A STRONGER ECONOMY, RISING PROFITS AND INCREASING RISK TOLERANCE HAVE HELPED THE HIGH-YIELD MARKET...

The U.S. economy showed signs of a determined recovery in 2003. Corporate earnings have improved and the equity markets have posted strong returns. While job growth has lagged, consumers and businesses alike have picked up spending. These trends have encouraged a return to the market by high-yield issuers, accompanied by rising demand from investors.

HIGH-YIELD ISSUERS ARE NEWLY COST-CONSCIOUS AND FINANCIALLY DISCIPLINED...

The past year has seen a trend toward greater financial discipline among high-yield issuers. In our opinion, reducing costs and eliminating the excesses of recent years has improved companies' operating results, making them more attractive credits. We feel that has contributed significantly to a healthier high-yield market in 2003. In the following pages, co-portfolio manager Thomas Huggins and I discuss the Fund's past fiscal year and reflect on events in the high-yield market.

                                                Sincerely,

                                                /s/ Michael W. Weilheimer

                                                Michael W. Weilheimer
                                                President
                                                November 12, 2003

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(4)                                              CLASS A  CLASS B  CLASS C  CLASS I
----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                     26.52%   25.57%   25.60%   26.58%
Five Years                                                    5.30     N.A.     N.A.     N.A.
Ten Years                                                     7.30     N.A.     N.A.     N.A.
Life of Fund+                                                 9.27    14.71    15.09     3.53
SEC Average Annual Total Returns (including sales
charge or applicable CDSC)
One Year                                                     20.43%   20.57%   24.60%   26.58%
Five Years                                                    4.28     N.A.     N.A.     N.A.
Ten Years                                                     6.78     N.A.     N.A.     N.A.
Life of Fund+                                                 9.10    10.93    15.09     3.53

+Inception dates: Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class I:
7/1/99

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

TEN LARGEST ISSUERS(5)

AES Corp.                        2.1%
Calpine Corp.                    2.0
Dynegy Holdings, Inc.            1.9
Charter Communication Holdings   1.7
Nextel Partners, Inc.            1.7
CSC Holdings, Inc.               1.6
Qwest Capital Funding            1.6
Williams Cos., Inc.              1.5
American Tower Corp.             1.5
Qwest Services Corp.             1.4

(1) These returns do not include the 4.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I has no sales charge. Class A and Class I shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% redemption fee, which is not reflected in this return. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC returns reflect maximum sales charge as noted. (5) Ten largest issuers account for 17.0% of the Portfolio's net assets, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Portfolio is subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2003

MANAGEMENT DISCUSSION

[PHOTO OF MICHAEL W. WEILHEIMER]
Michael W. Weilheimer
Co-Portfolio Manager

[PHOTO OF THOMAS HUGGINS]
Thomas Huggins
Co-Portfolio Manager

AN INTERVIEW WITH MICHAEL W. WEILHEIMER AND THOMAS HUGGINS, CO-PORTFOLIO MANAGERS OF BOSTON INCOME PORTFOLIO.

Q:MIKE, THE MARKET REBOUNDED STRONGLY IN 2003. WHAT FACTORS HAVE DRIVEN THE
  MARKET RECOVERY?

A:MR. WEILHEIMER: The high-yield market benefited as the economy showed signs of gathering momentum in the second half of 2003, evidenced by stronger corporate earnings. Tax cuts and low interest rates also provided a boost. Second quarter Gross Domestic Product (GDP) - the broadest measure of the nation's economic activity - rose a modest 2.4%. However, in the third quarter, the economy expanded by a robust 7.2%, the fastest growth rate in nearly 20 years. In addition, many of the corporate governance issues of recent years are being addressed, helping to boost investor confidence. These factors drove an impressive recovery in the equity markets, which further supported the high-yield bond market. Finally, with a strengthening credit cycle, high-yield default rates have moved significantly lower.

Q:TOM, HOW HAVE YOU POSITIONED THE FUND IN RECENT MONTHS?

A:MR. HUGGINS: We've continued to pare back the Fund's holdings of BB-rated bonds in favor of B-rated bonds, the Fund's primary investment universe. The pace of that adjustment, which we began in January 2003, quickened with signs that a meaningful recovery is under way. That has meant an increasing focus on GDP-sensitive sectors, such as technology, industrials and travel and leisure. These lower-rated bonds have tended to respond to a stronger economy, not unlike the stock market. With the stock market moving significantly higher, the B-rated segment of the high-yield market has improved as well.

Q:THE FUND TURNED IN AN IMPRESSIVE PERFORMANCE DURING THE FISCAL YEAR. TO WHAT
  DO YOU ATTRIBUTE THE FUND'S STRONG SHOWING?

A:MR. WEILHEIMER: Early in the fiscal year - in the fourth quarter of 2002 - the Fund's performance was helped by the Portfolio's investments in some well-known high-grade companies that had entered the high-yield universe for the first time. Many of these household names had been historically associated with investment-grade quality. However, with capital hard to come by, many of these companies tapped the high-yield market for financing. Therefore, we considered it a good opportunity to buy these names at high-yield spreads. The bonds performed well for the

[CHART]

PORTFOLIO CREDIT QUALITY RATINGS(1)

A and above             2.4%
BBB                     0.2%
BB                     11.0%
B                      55.1%
CCC and below          26.5%
Non-Rated               3.6%
Common Stocks           1.2%

FIVE LARGEST SECTOR WEIGHTINGS(1)

Broadcasting & Cable                   9.8%

Wireless Communication Services        9.6%

Oil & Gas - Equipment/Services         6.5%

Chemicals                              5.9%

Utility - Electric Power Generation    4.5%

(1) Credit Quality ratings are those provided by Moody's, Inc., a nationally recognized bond rating service. Because the Fund is actively managed, Credit Quality Ratings and Five Largest Sector Weightings are subject to change. Five Largest Sector Weightings account for 36.3% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

  Portfolio in those months when the economy was struggling to emerge from the recession.

  From January through June, utility bonds contributed significantly to the Fund's performance. Finally, in the fourth fiscal quarter, the Fund benefited from the performance of some of the Portfolio's airline bonds, which have enjoyed a strong recovery, and from selected wireless and cable television bonds, which made significant turnarounds.

Q:YOU INDICATED THAT UTILITY BONDS CONTRIBUTED TO THE FUND'S PERFORMANCE IN THE
  FIRST HALF OF 2003. WHAT DROVE THAT SECTOR?

A:MR. WEILHEIMER: The utility sector went through an especially difficult year in 2002, punctuated by financial pressures and the specter of bankruptcies. However, some utilities took the initiative in establishing sounder financial footing. The Portfolio's utility investments included a mix of power generating companies and energy pipeline companies that took aggressive steps to reduce debt and increase short-term liquidity. The most successful among them restructured bank debt, issued equity and bought back their own bonds at a discount in the market. Thus, the companies improved their balance sheets and their access to capital.

Q:YOU MENTIONED THAT THE AIRLINE SECTOR HAS BEEN FAIRLY STRONG. WHAT HAS DRIVEN
  THE GROUP?

A:MR. HUGGINS: The three months ended September 30 marked the first profitable quarter for the airlines since the events of September 11, 2001. With the steep decline in travel at that time, the airlines were forced to remove capacity and seek ways to cut costs. However, with the recent improvement in business conditions, carriers are operating at fuller capacity. Some have been able to implement selective price increases and may actually be able to add capacity in the coming year if a stronger economy leads to increased business travel and increased purchases of premium seating. That would mark a dramatic recovery for the sector.

Q:THERE WERE MANY STORIES IN THE NEWS IN 2003 ABOUT COMPANIES UNDERGOING
  TURNAROUNDS. DID THE FUND HAVE INVESTMENTS IN ANY SUCH COMPANIES?

A:MR. HUGGINS: Yes. The Fund identified some companies with solid fundamentals and strong assets that had suffered from bad management. In these instances, new management teams were able to successfully engineer a turnaround and take dramatic steps to improve the companies' prospects.

  For example, among the the Fund's largest holdings at September 30, 2003 was a regional Bell operating company. The company was laden with an expensive debt hangover from the previous management. The new managers issued new debt, which allowed them to buy back existing debt at a discount and lengthen their maturity schedule. In addition, the company sold off its "yellow pages" directory business at an attractive multiple to enhance liquidity. As a result, the company has a cleaner balance sheet and is more tightly focused on its core business.

Q:THE WIRELESS SECTOR HAS HISTORICALLY REPRESENTED A LARGE PERCENTAGE OF THE
  HIGH-YIELD MARKET. HAS THIS GROUP BENEFITED FROM A CHANGING CLIMATE?

A:MR. WEILHEIMER: It certainly has. For years, wireless companies have continued building out their networks and emphasized the growth of their subscriber base. That exercise required large cash outlays and resulted in significantly higher debt levels. However, with the build-outs now completed, many wireless companies have concentrated their efforts on generating cash flow. As a result, the companies have turned cash-flow-positive for the first time in years.

  In a subset of the wireless sector, some of the tower companies that provide sites for wireless companies also delevered - reduced their debt burden - significantly and improved their balance sheets, either by issuing outright equity issues or by effecting debt-for-equity exchanges. Delevering was a common theme for companies that have survived a very difficult stretch in the economy.

Q:WAS THERE ANY AREA THAT DIDN'T PERFORM ESPECIALLY WELL FOR THE FUND IN 2003?

A:MR. HUGGINS: The gaming sector fared very well for the Fund in 2002 and spreads had tightened significantly as we approached 2003. However, amid signs of a stronger economy, their relative performance suffered. In 2003, we pared our exposure to the gaming sector in favor of more GDP-sensitive areas.

Q:WERE THERE ANY OTHER SPECIAL SITUATIONS THAT STOOD OUT DURING THE YEAR?

A:MR. HUGGINS: Yes. There were a number of special situations that worked out well for the Fund, including some companies that were takeover targets. In those cases, the acquiring companies made tenders for existing debt at a significant premium.

  With the new-issue market opening up, some established companies have sought to re-finance older, high interest-rate debt with new lower-rate debt. Meanwhile, some companies with an improved credit profile were able to issue new debt at more favorable terms, and use the proceeds to tender their old bonds.

  In several situations, the Portfolio purchased short-maturity bonds trading at discounts. As capital markets have opened up, the companies in these situations were later able to issue new longer-term debt and redeem the shorter maturities at an attractive price increase.

  MR. WEILHEIMER: We've also seen companies make a determined effort to cut costs. That's been especially true of industrial companies. For example, a major U.S. manufacturer of air conditioners implemented an overhaul of its operations in an effort to rein in expenses. The company moved a good portion of its manufacturing facilities to China, thereby taking advantage of lower labor and production costs.

  Elsewhere, an industrial producer of cans and containers for food, beverage and consumer products embarked on an operational restructuring that resulted in lower costs and more efficient production. The company is now realizing the benefits of that restructuring. These trends have been quite common within the high-yield market in 2003 and have contributed to an improved market climate.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE INCOME FUND OF BOSTON, CLASS A VS. THE MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX.*

                            INCOME FUND OF BOSTON- A
                                    6/15/1972

                  FUND              FUND                ML HIGH
                VALUE AT         VALUE WITH         YIELD MASTERS II
   DATE            NAV          SALES CHARGE             INDEX
--------------------------------------------------------------------
 9/30/1993       10,000            10,000                10,000
10/31/1993       10,222             9,735                10,190
11/30/1993       10,359             9,866                10,243
12/31/1993       10,515            10,014                10,351
 1/31/1994       10,758            10,246                10,575
 2/28/1994       10,840            10,324                10,501
 3/31/1994       10,522            10,021                10,162
 4/30/1994       10,399             9,904                10,036
 5/31/1994       10,454             9,957                10,014
 6/30/1994       10,503            10,003                10,059
 7/31/1994       10,465             9,967                10,126
 8/31/1994       10,427             9,930                10,200
 9/30/1994       10,425             9,928                10,198
10/31/1994       10,438             9,941                10,225
11/30/1994       10,314             9,823                10,137
12/31/1994       10,380             9,885                10,244
 1/31/1995       10,473             9,974                10,388
 2/28/1995       10,722            10,211                10,721
 3/31/1995       10,775            10,262                10,866
 4/30/1995       11,076            10,549                11,147
 5/31/1995       11,358            10,817                11,491
 6/30/1995       11,369            10,828                11,568
 7/31/1995       11,570            11,019                11,719
 8/31/1995       11,527            10,978                11,780
 9/30/1995       11,597            11,045                11,920
10/31/1995       11,656            11,101                12,018
11/30/1995       11,772            11,211                12,137
12/31/1995       11,966            11,397                12,340
 1/31/1996       12,189            11,609                12,546
 2/29/1996       12,392            11,802                12,585
 3/31/1996       12,313            11,727                12,533
 4/30/1996       12,399            11,809                12,551
 5/31/1996       12,536            11,939                12,641
 6/30/1996       12,546            11,948                12,698
 7/31/1996       12,636            12,034                12,775
 8/31/1996       12,839            12,228                12,934
 9/30/1996       13,153            12,526                13,235
10/31/1996       13,197            12,569                13,350
11/30/1996       13,418            12,779                13,618
12/31/1996       13,611            12,963                13,731
 1/31/1997       13,773            13,117                13,834
 2/28/1997       14,025            13,358                14,047
 3/31/1997       13,735            13,081                13,854
 4/30/1997       13,893            13,231                14,031
 5/31/1997       14,279            13,599                14,327
 6/30/1997       14,578            13,884                14,548
 7/31/1997       15,004            14,290                14,934
 8/31/1997       15,101            14,382                14,916
 9/30/1997       15,477            14,741                15,184
10/31/1997       15,469            14,732                15,262
11/30/1997       15,582            14,840                15,405
12/31/1997       15,826            15,073                15,553
 1/31/1998       16,236            15,463                15,800
 2/28/1998       16,436            15,653                15,864
 3/31/1998       16,723            15,927                16,015
 4/30/1998       16,805            16,005                16,084
 5/31/1998       16,820            16,019                16,181
 6/30/1998       16,850            16,048                16,264
 7/31/1998       16,961            16,153                16,368
 8/31/1998       15,656            14,910                15,542
 9/30/1998       15,629            14,884                15,582
10/31/1998       15,216            14,492                15,249
11/30/1998       16,269            15,494                16,041
12/31/1998       16,285            15,510                16,012
 1/31/1999       16,701            15,905                16,228
 2/28/1999       16,885            16,081                16,118
 3/31/1999       17,266            16,444                16,305
 4/30/1999       17,769            16,923                16,603
 5/31/1999       17,559            16,723                16,451
 6/30/1999       17,572            16,735                16,410
 7/31/1999       17,696            16,854                16,432
 8/31/1999       17,548            16,712                16,258
 9/30/1999       17,499            16,666                16,193
10/31/1999       17,627            16,787                16,105
11/30/1999       18,010            17,152                16,315
12/31/1999       18,270            17,400                16,414
 1/31/2000       18,555            17,671                16,351
 2/29/2000       19,009            18,104                16,386
 3/31/2000       18,761            17,868                16,145
 4/30/2000       18,710            17,819                16,146
 5/31/2000       18,458            17,579                15,943
 6/30/2000       18,728            17,836                16,250
 7/31/2000       18,661            17,772                16,338
 8/31/2000       18,803            17,908                16,498
 9/30/2000       18,377            17,502                16,356
10/31/2000       17,573            16,736                15,835
11/30/2000       16,397            15,616                15,227
12/31/2000       16,878            16,074                15,574
 1/31/2001       18,134            17,270                16,560
 2/28/2001       18,144            17,280                16,811
 3/31/2001       17,420            16,590                16,475
 4/30/2001       17,238            16,417                16,251
 5/31/2001       17,392            16,564                16,536
 6/30/2001       16,709            15,914                16,101
 7/31/2001       16,704            15,908                16,363
 8/31/2001       16,856            16,053                16,491
 9/30/2001       15,726            14,977                15,352
10/31/2001       16,375            15,595                15,843
11/30/2001       16,970            16,162                16,400
12/31/2001       16,854            16,051                16,271
 1/31/2002       16,986            16,177                16,361
 2/28/2002       16,640            15,848                16,146
 3/31/2002       16,982            16,174                16,553
 4/30/2002       17,181            16,362                16,818
 5/31/2002       17,070            16,257                16,690
 6/30/2002       16,394            15,613                15,398
 7/31/2002       16,009            15,247                14,800
 8/31/2002       16,180            15,409                15,170
 9/30/2002       15,991            15,230                14,934
10/31/2002       15,835            15,081                14,808
11/30/2002       16,550            15,762                15,734
12/31/2002       16,785            15,985                15,963
 1/31/2003       17,081            16,267                16,442
 2/28/2003       17,303            16,479                16,663
 3/31/2003       17,791            16,944                17,103
 4/30/2003       18,720            17,828                18,097
 5/31/2003       18,867            17,968                18,305
 6/30/2003       19,521            18,592                18,817
 7/31/2003       19,413            18,488                18,562
 8/31/2003       19,725            18,786                18,799
 9/30/2003       20,232            19,268                19,309

PERFORMANCE*                                                CLASS A  CLASS B  CLASS C  CLASS I
----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                     26.52%   25.57%   25.60%   26.58%
Five Years                                                    5.30     N.A.     N.A.     N.A.
Ten Years                                                     7.30     N.A.     N.A.     N.A.
Life of Fund+                                                 9.27    14.71    15.09     3.53
SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
CHARGE OR APPLICABLE CDSC)
One Year                                                     20.43%   20.57%   24.60%   26.58%
Five Years                                                    4.28     N.A.     N.A.     N.A.
Ten Years                                                     6.78     N.A.     N.A.     N.A.
Life of Fund+                                                 9.10    10.93    15.09     3.53

+Inception dates: Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class
I: 7/1/99

*Sources: Thomson Financial; Bloomberg, L.P.

 The chart compares the Fund's total return with that of the Merrill Lynch US High Yield Master II Index. The Index is unmanaged and tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the US domestic market. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 6/20/02 at net asset value would have been worth $11,920 on September 30, 2003; $11,420, including CDSC. An investment in the Fund's Class C shares on 6/21/02 at net asset value would have been worth $11,970 on September 30, 2003. An investment in the Fund's Class I shares on 7/1/99 at net asset value would have been worth $11,588 on September 30, 2003. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+Returns are calculated by determining the percentage change in net asset value
 (NAV) with all distributions reinvested. Class A SEC returns reflect maximum sales charge of 4.75%.

 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS

Investment in Boston Income Portfolio, at value
   (identified cost, $1,330,601,827)                                       $   1,367,986,678
Receivable for Fund shares sold                                                    6,087,687
--------------------------------------------------------------------------------------------
Total assets                                                               $   1,374,074,365
--------------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                          $       3,904,759
Payable for Fund shares redeemed                                                   3,754,397
Payable to affiliate for distribution and service fees                                19,376
Accrued expenses                                                                     260,901
--------------------------------------------------------------------------------------------
Total liabilities                                                          $       7,939,433
--------------------------------------------------------------------------------------------
Net Assets                                                                 $   1,366,134,932
--------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                            $   1,556,970,003
Accumulated net realized loss from Portfolio (computed
   on the basis of identified cost)                                             (222,025,443)
Overdistributed net investment income                                             (6,194,479)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                                               37,384,851
--------------------------------------------------------------------------------------------
Total                                                                      $   1,366,134,932
--------------------------------------------------------------------------------------------

CLASS A SHARES

Net Assets                                                                 $   1,096,586,928
Shares Outstanding                                                               178,659,740
Net Asset Value and Redemption Price Per Share
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $            6.14
Maximum Offering Price Per Share
   (100 DIVIDED BY 95.25 of $6.14)                                         $            6.45
--------------------------------------------------------------------------------------------

CLASS B SHARES

Net Assets                                                                 $     116,449,225
Shares Outstanding                                                                10,968,120
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $           10.62
--------------------------------------------------------------------------------------------

CLASS C SHARES

Net Assets                                                                 $     118,787,724
Shares Outstanding                                                                11,132,405
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $           10.67
--------------------------------------------------------------------------------------------

CLASS I SHARES

Net Assets                                                                 $      34,311,055
Shares Outstanding                                                                 4,697,679
Net Asset Value, Offering Price and Redemption Price Per Share
   (net assets DIVIDED BY shares of beneficial interest outstanding)       $            7.30
--------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
September 30, 2003

INVESTMENT INCOME

Interest and other income allocated from Portfolio                         $     106,314,832
Dividends allocated from Portfolio (net of foreign taxes, $5,100)                  1,791,178
Expenses allocated from Portfolio                                                 (7,034,178)
--------------------------------------------------------------------------------------------
Net investment income from Portfolio                                       $     101,071,832
--------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                $           3,368
Distribution and service fees
   Class A                                                                         2,059,643
   Class B                                                                           500,000
   Class C                                                                           525,699
Transfer and dividend disbursing agent fees                                        1,121,327
Printing and postage                                                                 168,827
Registration fees                                                                     57,521
Legal and accounting services                                                         36,867
Custodian fee                                                                         36,850
Miscellaneous                                                                          6,667
--------------------------------------------------------------------------------------------
Total expenses                                                             $       4,516,769
--------------------------------------------------------------------------------------------

Net investment income                                                      $      96,555,063
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $      20,253,469
   Foreign currency and forward foreign currency exchange
      contract transactions                                                         (565,645)
--------------------------------------------------------------------------------------------
Net realized gain                                                          $      19,687,824
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $     132,238,245
   Foreign currency and forward foreign currency exchange contracts                   (9,719)
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                       $     132,228,526
--------------------------------------------------------------------------------------------

Net realized and unrealized gain                                           $     151,916,350
--------------------------------------------------------------------------------------------

Net increase in net assets from operations                                 $     248,471,413
--------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

INCREASE (DECREASE)                                   YEAR ENDED            YEAR ENDED
IN NET ASSETS                                         SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------
From operations --
   Net investment income                              $       96,555,063    $       79,802,511
   Net realized gain (loss)                                   19,687,824           (95,072,319)
   Net change in unrealized
      appreciation (depreciation)                            132,228,526            24,466,739
----------------------------------------------------------------------------------------------
Net increase in net assets from operations            $      248,471,413    $        9,196,931
----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                         $      (89,720,372)   $      (78,750,174)
      Class B                                                 (4,229,334)              (33,601)
      Class C                                                 (4,429,917)              (35,146)
      Class I                                                 (1,874,676)             (579,654)
----------------------------------------------------------------------------------------------
   Return of capital
      Class A                                                         --            (8,896,682)
      Class B                                                         --                (5,383)
      Class C                                                         --                (5,631)
      Class I                                                         --               (64,047)
----------------------------------------------------------------------------------------------
Total distributions to shareholders --                $     (100,254,299)   $      (88,370,318)
----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest--
   Proceeds from sale of shares
      Class A                                         $      485,349,621    $      346,610,871
      Class B                                                111,164,750             4,407,737
      Class C                                                114,735,804             4,010,784
      Class I                                                 29,131,628             1,776,722
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                 52,956,675            49,796,804
      Class B                                                  2,046,397                20,290
      Class C                                                  2,166,083                22,123
      Class I                                                  1,220,440               493,672
   Cost of shares redeemed
      Class A                                               (350,652,766)         (283,990,841)
      Class B                                                 (7,870,552)              (70,833)
      Class C                                                 (9,067,543)             (313,662)
      Class I                                                 (4,129,700)           (2,328,901)
----------------------------------------------------------------------------------------------
Net increase in net assets from
   Fund share transactions                            $      427,050,837    $      120,434,766
----------------------------------------------------------------------------------------------

Net increase in net assets                            $      575,267,951    $       41,261,379
----------------------------------------------------------------------------------------------

Net Assets

At beginning of year                                  $      790,866,981    $      749,605,602
----------------------------------------------------------------------------------------------
At end of year                                        $    1,366,134,932    $      790,866,981
----------------------------------------------------------------------------------------------

OVERDISTRIBUTED NET
INVESTMENT INCOME INCLUDED
IN NET ASSETS
At end of year                                        $       (6,194,479)   $       (4,420,983)
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2003

FINANCIAL STATEMENTS

Financial Highlights

                                                                                       CLASS A
                                                        -----------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------------------------------
                                                          2003(1)       2002(1)(2)     2001(1)           2000(1)        1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      5.340    $    5.840    $    7.750       $    8.160    $    8.030
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.527    $    0.559    $    0.766       $    0.833    $    0.830
Net realized and unrealized gain (loss)                        0.822        (0.436)       (1.817)          (0.419)        0.110
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                     $      1.349    $    0.123    $   (1.051)      $    0.414    $    0.940
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.549)   $   (0.560)   $   (0.846)      $   (0.824)   $   (0.810)
From tax return of capital                                        --        (0.063)       (0.013)              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     $     (0.549)   $   (0.623)   $   (0.859)      $   (0.824)   $   (0.810)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                          $      6.140    $    5.340    $    5.840       $    7.750    $    8.160
-------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                                26.52%         1.69%       (14.43)%           5.01%        11.97%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $  1,096,587    $  777,698    $  743,808       $  685,322    $  331,130
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.02%         1.07%         1.06%            1.04%         1.01%
   Net investment income                                        9.21%         9.57%        11.28%           10.18%         9.97%
Portfolio Turnover of the Portfolio                              116%           91%           16%(5)           --            --
Portfolio Turnover of the Fund(6)                                 --            --            70%              98%          132%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 9.78% to 9.57%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.

(6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

                       See notes to financial statements.

FINANCIAL STATEMENTS

                                                                   CLASS B
                                                        -----------------------------
                                                          YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------
                                                           2003(1)        2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.240     $     10.000
-------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.836     $      0.229
Net realized and unrealized gain (loss)                        1.423           (0.735)
-------------------------------------------------------------------------------------
Total income (loss) from operations                     $      2.259     $     (0.506)
-------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.879)    $     (0.219)
From tax return of capital                                        --           (0.035)
-------------------------------------------------------------------------------------
Total distributions                                     $     (0.879)    $     (0.254)
-------------------------------------------------------------------------------------

Net asset value -- End of year                          $     10.620     $      9.240
-------------------------------------------------------------------------------------

Total Return(3)                                                25.57%           (5.07)%
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $    116,449     $      4,284
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.79%            1.85%(5)
   Net investment income                                        8.19%            8.91%(5)
Portfolio Turnover of the Portfolio                              116%              91%(6)
-------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the commencement of operations of Class B shares, June 20, 2002, to September 30, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's shares of the Portfolio's expenses.

(5)  Annualized.

(6)  For the year ended September 30, 2002.

                       See notes to financial statements.

                                                                   CLASS C
                                                        -----------------------------
                                                           YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------
                                                           2003(1)        2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      9.280     $     10.000
-------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.838     $      0.231
Net realized and unrealized gain (loss)                        1.434           (0.699)
-------------------------------------------------------------------------------------
Total income (loss) from operations                     $      2.272     $     (0.468)
-------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.882)    $     (0.217)
From tax return of capital                                        --           (0.035)
-------------------------------------------------------------------------------------
Total distributions                                     $     (0.882)    $     (0.252)
-------------------------------------------------------------------------------------

Net asset value -- End of year                          $     10.670     $      9.280
-------------------------------------------------------------------------------------

Total Return(3)                                                25.60%           (4.69)%
-------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $    118,788     $      3,641
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.79%            1.85%(5)
   Net investment income                                        8.15%            8.97%(5)
Portfolio Turnover of the Portfolio                              116%              91%(6)
-------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) For the period from the commencement of operations of Class C shares, June 21, 2002, to September 30, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6)  For the year ended September 30, 2002.

                       See notes to financial statements.

                                                                                       CLASS I
                                                        -----------------------------------------------------------------------
                                                                                YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------------------------------
                                                           2003(1)      2002(1)(2)      2001(1)          2000(1)       1999(3)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                    $      6.360    $    6.960    $    9.210       $    9.710    $   10.000
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                   $      0.643    $    0.685    $    0.951       $    0.995    $    0.250
Net realized and unrealized gain (loss)                        0.966        (0.527)       (2.169)          (0.498)       (0.290)(4)
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                     $      1.609    $    0.158    $   (1.218)      $    0.497    $   (0.040)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                              $     (0.669)   $   (0.683)   $   (1.019)      $   (0.997)   $   (0.250)
From tax return of capital                                        --        (0.075)       (0.013)              --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     $     (0.669)   $   (0.758)   $   (1.032)      $   (0.997)   $   (0.250)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of year                          $      7.300    $    6.360    $    6.960       $    9.210    $    9.710
-------------------------------------------------------------------------------------------------------------------------------

Total Return(5)                                                26.58%         1.86%       (14.08)%           5.07%        (0.44)%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                 $     34,311    $    5,244    $    5,798       $   10,766    $      233
Ratios (As a percentage of average daily net assets):
   Expenses(6)                                                  0.80%         0.85%         0.84%            0.84%         0.89%(7)
   Net investment income                                        9.27%         9.82%        11.64%           10.33%        10.12%(7)
Portfolio Turnover of the Portfolio                              116%           91%           16%(8)           --            --
Portfolio Turnover of the Fund(9)                                 --            --            70%              98%          132%
-------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 10.03% to 9.82%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.

(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.

(9) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

                       See notes to financial statements.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Income Fund of Boston (the Fund), a Massachusetts business trust and series of Eaton Vance Series Trust II, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class B, Class C and Class I shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (See
   Note 6). Effective August 1, 2003, the Fund began offering Class R shares although none were issued as of September 30, 2003. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution and service plans and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $214,845,018 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2004 ($2,446,478), September 30, 2008 ($2,872,560), September 30, 2009
   ($4,287,969), September 30, 2010 ($149,438,498) and September 30, 2011
   ($55,799,513), respectively. At September 30, 2003, net capital losses of $5,542,445 attributable to security transactions incurred after October 31, 2002 and net currency losses of $71,742 attributable to foreign currency transactions incurred after October 31, 2002, are treated as arising on the first day of the Fund's next taxable year.

   At September 30, 2003, the undistributed ordinary income on a tax basis was $704,177 and differed from the overdistributed net investment income due primarily to the difference in methods for accreting market discount on certain securities and recognizing distributions to shareholders.

   D USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For the year ended September 30, 2003, these differences related to expired capital loss carryovers.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                         YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------
   CLASS A                                                2003             2002
   ----------------------------------------------------------------------------------
   Sales                                                 84,798,170        58,764,201
   Issued to shareholders electing to receive
   payments of distributions in Fund shares               9,218,913         8,540,685
   Redemptions                                          (60,885,895)      (49,081,598)
   ----------------------------------------------------------------------------------
   Net increase                                          33,131,188        18,223,288
   ----------------------------------------------------------------------------------

                                                         YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------
   CLASS B                                                2003             2002(1)
   ----------------------------------------------------------------------------------
   Sales                                                 11,071,780           469,173
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                 199,681             2,180
   Redemptions                                             (767,170)           (7,524)
   ----------------------------------------------------------------------------------
   Net increase                                          10,504,291           463,829
   ----------------------------------------------------------------------------------

                                                         YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------
   CLASS C                                                2003             2002(1)
   ----------------------------------------------------------------------------------
   Sales                                                 11,417,820           423,370
   Issued to shareholders electing to receive
   payments of distributions in Fund shares                 209,706             2,359
   Redemptions                                             (887,478)          (33,372)
   ----------------------------------------------------------------------------------
   Net increase                                          10,740,048           392,357
   ----------------------------------------------------------------------------------

                                                         YEAR ENDED SEPTEMBER 30,
                                                     --------------------------------
   CLASS I                                                2003             2002
   ----------------------------------------------------------------------------------
   Sales                                                  4,287,210           249,892
   Issued to shareholders electing to receive
    payments of distributions in Fund shares                177,323            71,006
   Redemptions                                             (591,176)         (330,005)
   ----------------------------------------------------------------------------------
   Net increase (decrease)                                3,873,357            (9,107)
   ----------------------------------------------------------------------------------

   (1) For the period from the commencement of operations of Class B and C shares, June 20, 2002 and June 21, 2002, respectively, to September 30, 2002.

   Redemptions or exchanges of Class A and Class I shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the year ended September 30, 2003 the Fund received $211,647 in redemption fees on Class A shares and no redemption fees on Class I shares. For the year ended September 30, 2002 the Fund received $71,071 in redemption fees on Class A shares and $630 in redemption fees on Class I shares. Redemption fees have been netted with cost of shares redeemed on the statements of changes in net assets.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2003, EVM earned $111,013 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $272,051 as its portion of the sales charge on sales of Class A shares during the year ended September 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $375,000 and $394,274 for Class B and Class C shares, respectively, to or payable to EVD for the year ended September 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $5,321,000 and $5,570,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended September 30, 2003 amounted to $2,059,643, $125,000 and $131,425 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $102,000 and $26,000 of CDSC paid by shareholders for redemptions of Class B shares and Class C shares, respectively, for the year ended September 30, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $736,904,337 and $418,618,018, respectively, for the year ended September 30, 2003.

EATON VANCE INCOME FUND OF BOSTON as of September 30, 2003
INDEPENDENT AUDITORS ' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE INCOME FUND OF BOSTON:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Eaton Vance Income Fund of Boston (the "Fund") at September 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 18, 2003

BOSTON INCOME PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 1.8%(1)(2)

                                                                 PRINCIPAL
SECURITY                                                         AMOUNT            VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.3%

Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                                                $     2,500,000   $     2,123,750
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                                         850,000           737,527
Olympus Cable Holdings, LLC, Term Loan A,
Maturing 6/30/10                                                       1,000,000           875,313
--------------------------------------------------------------------------------------------------
                                                                                   $     3,736,590
--------------------------------------------------------------------------------------------------

CHEMICALS -- 0.6%

Huntsman Co., LLC, Term A, Maturing 3/31/07                            5,037,157   $     4,638,380
Huntsman Co., LLC, Term B, Maturing 3/31/07                            3,604,364         3,319,017
--------------------------------------------------------------------------------------------------
                                                                                   $     7,957,397
--------------------------------------------------------------------------------------------------

FOODS -- 0.3%

New World Pasta, Term Loan B, Maturing 1/28/06                         4,687,728   $     4,148,640
--------------------------------------------------------------------------------------------------
                                                                                   $     4,148,640
--------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                                    2,400,000   $     1,281,000
--------------------------------------------------------------------------------------------------
                                                                                   $     1,281,000
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.5%

IPCS Wireless, Revolving Loan,
Maturing 6/30/08(3)(4)(5)                                              4,490,945   $     3,309,827
IPCS Wireless, Term Loan B, Maturing 6/30/08(3)(4)                     2,413,883         1,779,032
Level 3 Communications, Inc., Term Loan A,
Maturing 9/30/07                                                       1,000,000           993,750
Level 3 Communications, Inc., Term Loan B,
Maturing 1/15/08                                                       1,500,000         1,496,250
--------------------------------------------------------------------------------------------------
                                                                                   $     7,578,859
--------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $26,095,085)                                                   $    24,702,486
--------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES --  90.4%

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.9%

Armor Holdings Inc., Sr. Sub. Notes,
8.25%, 8/15/13(6)                                                $         2,410   $     2,560,625
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                                           9,450        10,253,250
--------------------------------------------------------------------------------------------------
                                                                                   $    12,813,875
--------------------------------------------------------------------------------------------------

AIRLINES -- 2.5%

American Airlines, 7.80%, 10/1/06                                          5,185   $     3,824,566
American Airlines, 7.858%, 10/1/11                                         1,535         1,546,282
Continental Airlines, 7.033%, 6/15/11                                      4,513         3,442,708
Continental Airlines, 7.08%, 11/1/04                                         500           483,207
Continental Airlines, 7.434%, 9/15/04                                      2,510         2,353,320
Continental Airlines, 8.00%, 12/15/05                                      9,645         8,897,512
Delta Air Lines, 6.65%, 3/15/04                                            5,445         5,349,712
Delta Air Lines, 7.70%, 12/15/05                                           2,550         2,282,250
Delta Air Lines, 8.30%, 12/15/29                                           1,125           731,250
Northwest Airlines, Inc., 8.52%, 4/7/04                                      740           717,800
Northwest Airlines, Inc., 8.875%, 6/1/06                                   2,415         1,865,587
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07                       3,635         2,817,125
--------------------------------------------------------------------------------------------------
                                                                                   $    34,311,319
--------------------------------------------------------------------------------------------------

APPAREL -- 1.3%

GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07                       1,500   $     1,297,500
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13(6)                                                         2,345         2,403,625
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13(6)                          4,000         4,210,000
Tropical Sportswear International, 11.00%, 6/15/08                         1,300         1,261,000
William Carter, Series B, 10.875%, 8/15/11                                 7,445         8,338,400
--------------------------------------------------------------------------------------------------
                                                                                   $    17,510,525
--------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.3%

CSK Auto, Inc., 12.00%, 6/15/06                                            4,730   $     5,309,425
Dana Corp., 10.125%, 3/15/10                                               8,195         9,198,887
R.J. Tower Corp., Sr. Notes, 12.00%, 6/1/13(6)                             1,680         1,713,600
Rexnord Corp., 10.125%, 12/15/12                                           1,485         1,655,775
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                          6,105         6,043,950
Tenneco Automotive, Inc., Sr. Notes,
10.25%, 7/15/13(6)                                                         1,535         1,673,150

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
AUTO AND PARTS (CONTINUED)

TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13(6)                                               $         3,270   $     3,825,900
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13(6)                                                         1,895         1,980,275
--------------------------------------------------------------------------------------------------
                                                                                   $    31,400,962
--------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 8.4%

Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                          6,390   $     4,409,100
Avalon Cable Holdings, LLC, Sr. Disc. Notes,
11.875%, (0% until 2003), 12/1/08                                          6,805         7,009,150
Charter Communication Holdings, Sr. Disc. Notes,
9.92%, (0% until 2004), 4/1/11                                             1,685         1,200,562
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                            415           215,800
Charter Communication Holdings, Sr. Disc. Notes,
13.50%, (0% until 2007), 1/15/11                                           9,340         5,884,200
Charter Communication Holdings, Sr. Notes,
8.25%, 4/1/07                                                                835           713,925
Charter Communication Holdings, Sr. Notes,
8.625%, 4/1/09                                                             8,080         6,221,600
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                             5,380         4,277,100
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                            5,510         4,228,925
Charter Communication Holdings, Sr. Notes,
10.75%, 10/1/09                                                            1,325         1,089,812
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                               15            15,412
CSC Holdings, Inc., Sr. Sub. Debs., 9.875%, 4/1/23                         1,000         1,035,000
CSC Holdings, Inc., Sr. Sub. Notes, 9.875%, 2/15/13                        2,925         3,060,281
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16                        6,085         6,723,925
Dex Media East LLC/FIN, 9.875%, 11/15/09                                   1,175         1,336,562
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13(6)                                                         7,590         8,614,650
DirecTV Holdings/Finance, Sr. Notes, 8.375%,
3/15/13(6)                                                                 1,415         1,602,487
Echostar DBS Corp., Sr. Notes, 9.125%, 1/15/09                               231           262,762
Granite Broadcasting Corp., Sr. Sub. Notes,
9.375%, 12/1/05                                                              655           639,444
Granite Broadcasting Corp., Sr. Sub. Notes,
10.375%, 5/15/05                                                           6,253         6,190,371
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                           11,125         8,204,687
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                                                16            15,240
Muzak Holdings LLC, 9.875%, 3/15/09                              $         3,335   $     3,168,250
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                                           2,812         2,263,660
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                            4,135         4,341,750
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                               605           680,625
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                           4,960         3,496,800
Nextmedia Operating, Inc., 10.75%, 7/1/11                                  1,475         1,659,375
Paxson Communications Corp., 10.75%, 7/15/08                               4,650         4,934,812
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                           2,275         1,814,312
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                                             280           222,600
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                                             1,275         1,013,625
Pegasus Communications Corp., Sr. Notes,
11.25%, 1/15/10(6)                                                        13,560        10,780,200
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                                             1,035           833,175
Pegasus Satellite, 12.375%, 8/1/06                                         3,745         3,014,725
Telewest Communication PLC, Sr. Debs.,
11.00%, 10/1/07(3)                                                         1,090           536,825
Telewest Communication PLC, Sr. Disc. Notes,
9.25%, (0% until 2004), 4/15/09                                            6,860         2,709,700
--------------------------------------------------------------------------------------------------
                                                                                   $   114,421,429
--------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.4%

Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08(6)                       5,570         5,737,100
--------------------------------------------------------------------------------------------------
                                                                                   $     5,737,100
--------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%

Associated Materials, Inc., 9.75%, 4/15/12                                 1,595   $     1,694,687
Koppers, Inc., Sr. Notes, 9.875%, 10/15/13(6)                              2,335         2,335,000
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                                          3,085         3,601,737
Owens Corning, 7.50%, 8/1/18(3)                                            3,380         1,542,125
Owens Corning, 7.70%, 5/1/08(3)                                            3,155         1,439,469
Resolution Performance, Sr. Notes, 9.50%, 4/15/10                          3,290         3,372,250
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                                           1,235         1,111,500
--------------------------------------------------------------------------------------------------
                                                                                   $    15,096,768
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
BUSINESS SERVICES - MISCELLANEOUS -- 3.1%

Advanstar Communications, 10.75%, 8/15/10(6)                     $         5,555   $     5,763,312
Advanstar Communications, 10.75%, 8/15/10(6)                               1,680         1,743,000
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                                     430           460,100
Mobile Mini, Inc., Sr. Notes, 9.50%, 7/1/13(6)                             1,835         1,972,625
Norcross Safety Products, Sr. Sub. Notes,
9.875%, 8/15/11(6)                                                         5,920         6,275,200
R.H. Donnelley Finance Corp., Sr. Notes,
8.875%, 12/15/10(6)                                                            5             5,625
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12(6)                                                       4,290         5,083,650
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12                                                          1,430         1,694,550
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                              1,060         1,166,000
United Rentals, Inc., Series B, 10.75%, 4/15/08                              240           267,000
Universal City Development, Sr. Notes,
11.75%, 4/1/10(6)                                                         14,335        16,198,550
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08(6)                                                         1,670         1,786,900
--------------------------------------------------------------------------------------------------
                                                                                   $    42,416,512
--------------------------------------------------------------------------------------------------

CHEMICALS -- 5.0%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09(6)                                1,560   $     1,735,500
Avecia Group PLC, 11.00%, 7/1/09                                           4,746         4,176,480
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11(6)                          12,550        12,487,250
Hercules, Inc., 11.125%, 11/15/07                                          3,390         3,932,400
HMP Equity Holdings Corp., Sr. Disc. Notes,
0.00%, 5/15/08(6)                                                          3,755         1,839,950
Huntsman Adventure Materials, Sr. Notes,
11.00%, 7/15/10(6)                                                         3,595         3,756,775
Huntsman Co., LLC, 11.625%, 10/15/10(6)                                    2,260         2,214,800
Huntsman Co., LLC, Sr. Notes, 9.875%, 3/1/09(6)                            2,010         2,120,550
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13(6)                           11,780        12,251,200
Lyondell Chemical Co., 9.50%, 12/15/08                                       925           860,250
Lyondell Chemical Co., 9.50%, 12/15/08                                     2,780         2,585,400
Lyondell Chemical Co., 11.125%, 7/15/12                                    3,745         3,688,825
Methanex Corp., Sr. Notes, 8.75%, 8/15/12                                  2,330         2,516,400
Noveon, Inc., 11.00%, 2/28/11                                              1,140         1,293,900
OM Group, Inc., 9.25%, 12/15/11                                            9,985         9,960,037
Rockwood Specialties Corp., Sr. Sub. Notes,
10.625%, 5/15/11(6)                                                        2,170         2,321,900
Texas Petrochemical Corp., Sr. Sub. Notes,
11.125%, 7/1/06(3)                                                         2,330           664,050
--------------------------------------------------------------------------------------------------
                                                                                   $    68,405,667
--------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.8%

Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                                 $         3,600   $     3,694,500
Fedders North America, 9.375%, 8/15/07                                     4,460         4,125,500
Fedders North America, Series B, 9.375%, 8/15/07                           2,050         1,896,250
Hockey Co., 11.25%, 4/15/09                                                6,470         7,351,537
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11(6)                                                         2,995         3,234,600
Playtex Products, Inc., 9.375%, 6/1/11                                     2,171         2,095,015
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13(6)                           1,995         2,064,825
--------------------------------------------------------------------------------------------------
                                                                                   $    24,462,227
--------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.9%

BWAY Corp., Sr. Sub. Notes, 10.00%, 10/15/10(6)                            1,865   $     2,023,525
Consolidated Container Co., Sr. Sub Notes,
10.125%, 7/15/09                                                           2,025         1,032,750
Crown Holdings SA, 9.50%, 3/1/11(6)                                        1,545         1,668,600
Crown Holdings SA, 10.875%, 3/1/13(6)                                     13,895        15,388,712
Graham Packaging Co., 8.75%, 1/15/08                                         820           842,550
Graham Packaging Co., Sr. Disc. Notes, Series B,
10.75%, 1/15/09                                                            1,400         1,442,000
Graphic Packaging International, Sr. Sub. Notes,
9.50%, 8/15/13(6)                                                          1,200         1,323,000
Jefferson Smurfit, 8.25%, 10/1/12                                          3,120         3,276,000
Owens-Brockway Glass Container, 8.25%, 5/15/13                             5,000         5,125,000
Pliant Corp., Sr. Notes, 11.125%, 9/1/09(6)                                4,500         4,860,000
U.S. Can Corp., Sr. Notes, 10.875%, 7/15/10(6)                             2,155         2,192,712
--------------------------------------------------------------------------------------------------
                                                                                   $    39,174,849
--------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.3%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10(6)                                                         2,700   $     2,497,500
Hexcel Corp., 9.875%, 10/1/08                                              1,130         1,251,475
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                                 930           974,175
--------------------------------------------------------------------------------------------------
                                                                                   $     4,723,150
--------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.4%

Digitalnet, Inc., Sr. Notes, 9.00%, 7/15/10(6)                             4,170   $     4,441,050
Wesco Distribution, Inc., 9.125%, 6/1/08                                   1,200         1,200,000
--------------------------------------------------------------------------------------------------
                                                                                   $     5,641,050
--------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 2.3%

Hornbeck Leevac Marine Service, Sr. Notes,
10.625%, 8/1/08                                                            1,957   $     2,157,592

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
ENERGY SERVICES (CONTINUED)

Port Arthur Finance Corp., 12.50%, 1/15/09                       $        10,564   $    12,306,478
Sierra Pacific Resources, Sr. Notes, 8.75%, 5/15/05                       14,565        13,654,687
Trico Marine Services, 8.875%, 5/15/12                                     5,395         3,965,325
--------------------------------------------------------------------------------------------------
                                                                                   $    32,084,082
--------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.1%

AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 9/1/08                                                             4,010   $     4,461,125
Carmike Cinemas, 10.375%, 2/1/09                                           6,467         6,822,685
Hollywood Entertainment, 9.625%, 3/15/11                                   8,175         8,931,188
Premier Parks, Inc., Sr. Notes, 9.75%, 6/15/07                             3,025         2,987,188
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                         1,660         1,543,800
Royal Caribbean Cruises, Sr. Notes, 8.00%, 5/15/10                         4,965         5,262,900
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                          8,660         9,482,700
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                                 3,532         3,258,270
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09                                    335           320,763
--------------------------------------------------------------------------------------------------
                                                                                   $    43,070,619
--------------------------------------------------------------------------------------------------

FOODS -- 3.2%

American Seafood Group LLC, 10.125%, 4/15/10                               6,115   $     7,185,125
B&G Foods, Inc., 9.625%, 8/1/07                                              115           118,450
Burns Philip Capital, Sr. Notes, 9.50%, 11/15/10(6)                        2,830         2,971,500
Burns Philip Capital, Sr. Sub Notes,
10.75%, 2/15/11(6)                                                         4,220         4,431,000
Doane Pet Care Co., 10.75%, 3/1/10                                         2,110         2,331,550
Dole Foods Co., Sr. Notes, 8.875%, 3/15/11                                 2,625         2,808,750
Luigino's, Inc., Sr. Sub. Notes, 10.00%, 2/1/06                            3,175         3,254,375
Merisant Co., Sr. Notes, 9.50%, 7/15/13(6)                                 3,680         3,956,000
Michael Foods, 11.75%, 4/1/11                                              4,535         5,328,625
New World Pasta Company, 9.25%, 2/15/09                                    5,372         1,450,440
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                                             4,273         4,700,300
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11(6)                                                          2,295         2,412,619
Seminis Vegetable Seeds, Sr. Sub. Notes,
10.25%, 10/1/13(6)                                                         2,020         2,166,450
--------------------------------------------------------------------------------------------------
                                                                                   $    43,115,184
--------------------------------------------------------------------------------------------------

GAMING -- 1.0%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(6)                              6,630   $     8,171,475
Penn National Gaming, Inc., 11.125%, 3/1/08                                4,485         5,051,231
--------------------------------------------------------------------------------------------------
                                                                                   $    13,222,706
--------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 0.5%

Bally Total Fitness Holdings., Sr. Notes,
10.50%, 7/15/11(6)                                               $         6,060   $     6,408,450
--------------------------------------------------------------------------------------------------
                                                                                   $     6,408,450
--------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.1%

Alliance Imaging, Sr. Sub. Notes, 10.375%, 4/15/11                           735   $       768,075
Ardent Health Services, Sr. Sub. Notes,
10.00%, 8/15/13(6)                                                         5,075         5,341,438
Concentra Operating Corp., Sr. Notes,
9.50%, 8/15/10(6)                                                          1,595         1,674,750
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(3)(6)                                                     2,595         2,776,650
Pacificare Health System, 10.75%, 6/1/09                                   5,160         5,959,800
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(6)                                                        10,060        10,437,250
Rotech Healthcare, Inc., 9.50%, 4/1/12                                     4,545         4,817,700
Vanguard Health Systems, 9.75%, 8/1/11                                     9,280         9,929,600
--------------------------------------------------------------------------------------------------
                                                                                   $    41,705,263
--------------------------------------------------------------------------------------------------

LODGING -- 0.5%

Felcor Lodging, 10.00%, 9/15/08                                            3,400   $     3,672,000
Host Marriott L.P., 9.25%, 10/1/07                                         1,200         1,315,500
Host Marriott L.P., Series I, 9.50%, 1/15/07                               1,885         2,073,500
--------------------------------------------------------------------------------------------------
                                                                                   $     7,061,000
--------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 4.4%

Ameristar Casinos, Inc., 10.75%, 2/15/09                                   2,110   $     2,410,675
Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12                          2,400         2,613,000
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                          2,560         1,884,800
Majestic Star LLC, 10.875%, 7/1/06                                         7,455         7,897,678
Majestic Star LLC, Sr. Notes, 9.50%, 10/15/10(6)                           7,525         7,769,563
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                                               860           993,300
MGM Grand, Inc., 9.75%, 6/1/07                                             1,150         1,306,688
MTR Gaming Group, Series B, 9.75%, 4/1/10                                  2,570         2,685,650
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                              140           155,400
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                            6,360         6,924,450
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                          10,205        11,684,725
Waterford Gaming LLC, Sr. Notes, 8.625%,
9/15/12(6)                                                                13,328        13,994,400
--------------------------------------------------------------------------------------------------
                                                                                   $    60,320,329
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
MACHINERY -- 1.4%

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(6)              $         4,450   $     4,806,000
Flowserve Corp., 12.25%, 8/15/10                                           2,422         2,809,520
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                  1,180         1,351,100
Terex Corp., 9.25%, 7/15/11                                                2,040         2,244,000
Terex Corp., 10.375%, 4/1/11                                               7,600         8,550,000
--------------------------------------------------------------------------------------------------
                                                                                   $    19,760,620
--------------------------------------------------------------------------------------------------

MANUFACTURING -- 2.5%

Amsted Industries, Inc., Sr. Notes, 10.25%,
10/15/11(6)                                                                9,085   $     9,823,156
Avondale Mills Inc., Sr. Sub. Notes, 10.25%,
7/1/13(6)                                                                  2,835         2,523,150
Dresser, Inc., 9.375%, 4/15/11                                             4,170         4,399,350
Foamex L.P./Capital Corp., 10.75%, 4/1/09                                  3,115         2,795,713
Jacuzzi Brands, Inc., Sr. Notes, 9.625%, 7/1/10(6)                         1,460         1,522,050
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06                        1,275           975,375
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(6)                      5,805         6,211,350
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(6)                                                         3,467         3,206,975
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                1,835         1,807,475
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                         3,683           718,185
--------------------------------------------------------------------------------------------------
                                                                                   $    33,982,779
--------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.5%

Medquest, Inc., 11.875%, 8/15/12                                           6,770   $     7,176,200
--------------------------------------------------------------------------------------------------
                                                                                   $     7,176,200
--------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.3%

United States Steel LLC, Sr. Notes, 9.75%, 5/15/10                         2,140   $     2,204,200
United States Steel LLC, Sr. Notes, 10.75%, 8/1/08                         2,115         2,263,050
--------------------------------------------------------------------------------------------------
                                                                                   $     4,467,250
--------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.5%

Lucent Technologies, Inc., Debs., 6.45%, 3/15/29                           5,045   $     3,512,581
Lucent Technologies, Inc., Debs., 6.50%, 1/15/28                           4,565         3,166,969
--------------------------------------------------------------------------------------------------
                                                                                   $     6,679,550
--------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 6.3%

ANR Pipeline Co., 8.875%, 3/15/10                                          1,575   $     1,693,125
Clark R&M, Inc., Sr. Notes, 8.375%, 11/15/07                                 505           517,625
Clark R&M, Inc., Sr. Sub. Notes, 8.875%, 11/15/07                          1,380         1,414,500
DI Industries, Inc., (Grey Wolf, Inc.), Sr. Notes,
8.875%, 7/1/07                                                   $           274   $       280,850
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11                          10,060         8,475,550
Dynegy Holdings, Inc., Sr. Notes, 8.75%, 2/15/12                           2,890         2,658,800
Dynegy Holdings, Inc., Sr. Notes, 10.125%,
7/15/13(6)                                                                13,520        14,331,200
Grant Geophysical, Inc., Sr. Notes, Series B,
9.75%, 2/15/08(3)(4)                                                       1,000           110,000
Gulfterra Energy Partner, 10.625%, 12/1/12                                 1,305         1,536,638
Gulfterra Energy Partner, Series B, 8.50%, 6/1/10                          3,370         3,648,025
Key Energy Services, Inc., 14.00%, 1/15/09                                   615           673,425
NGC Corp., Sr. Debs., 7.625%, 10/15/26                                       850           646,000
Northwest Pipeline Corp., 8.125%, 3/1/10                                   2,490         2,714,100
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                           4,775         5,276,375
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                               3,459         2,438,595
SESI, LLC, 8.875%, 5/15/11                                                 8,912         9,491,280
Southern Natural Gas, 8.00%, 3/1/32                                        3,345         3,269,738
Southern Natural Gas, 8.875%, 3/15/10                                      1,180         1,268,500
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%,
6/1/10(6)                                                                  8,000         8,560,000
Williams Cos., Inc. (The), 7.875%, 1/15/06                                 5,245         5,297,450
Williams Cos., Inc., Sr. Notes, 8.625%, 6/1/10                            11,605        12,388,338
--------------------------------------------------------------------------------------------------
                                                                                   $    86,690,114
--------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.6%

Abraxas Petroleum Corp., (PIK), 11.50%, 5/1/07                             4,921   $     2,903,353
Comstock Resources, Inc., 11.25%, 5/1/07                                   6,610         7,204,900
Continental Resources, 10.25%, 8/1/08                                      4,440         4,373,400
El Paso Partners, 8.50%, 6/1/11                                            2,220         2,403,150
Grey Wolf, Inc., Series C, 8.875%, 7/1/07                                    158           161,950
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                             2,255         2,311,375
Plains E&P Co., 8.75%, 7/1/12                                              2,580         2,773,500
--------------------------------------------------------------------------------------------------
                                                                                   $    22,131,628
--------------------------------------------------------------------------------------------------

OIL AND GAS - REFINING -- 0.0%

Western Gas Resources, 10.00%, 6/15/09                                       300   $       318,750
--------------------------------------------------------------------------------------------------
                                                                                   $       318,750
--------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.6%

Georgia-Pacific Corp., 9.375%, 2/1/13                                      5,745   $     6,441,581
Georgia-Pacific Corp., 9.50%, 12/1/11                                      4,485         4,989,563
Georgia-Pacific Corp., 9.50%, 5/15/22                                      1,940         1,959,400

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS (CONTINUED)

Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09              $         2,535   $     2,826,525
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                            5,465         6,011,500
--------------------------------------------------------------------------------------------------
                                                                                   $    22,228,569
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.8%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09(4)                            324   $       288,102
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09(4)                          2,618         2,078,333
Xerox Capital Trust, 8.00%, 2/1/27                                        10,200         8,670,000
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                       65            64,838
--------------------------------------------------------------------------------------------------
                                                                                   $    11,101,273
--------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING - DIVERSIFICATION -- 0.7%

Hollinger Participation, Sr. Notes, (PIK),
12.125%, 11/15/10(6)                                                       8,228   $     9,307,868
--------------------------------------------------------------------------------------------------
                                                                                   $     9,307,868
--------------------------------------------------------------------------------------------------

PUBLISHING -- 1.3%

American Media, Inc., Series B, 10.25%, 5/1/09                             3,366   $     3,614,243
Canwest Media, Inc., Sr. Sub. Notes, 10.625%,
5/15/11                                                                    5,050         5,757,000
CBD Media/CBD Finance, Sr. Sub. Notes, 8.625%,
6/1/11(6)                                                                  2,350         2,508,625
Liberty Group Operating, 9.375%, 2/1/08                                    5,275         5,275,000
--------------------------------------------------------------------------------------------------
                                                                                   $    17,154,868
--------------------------------------------------------------------------------------------------

REITS -- 0.2%

CBRE Escrow, Inc., Sr. Notes, 9.75%, 5/15/10(6)                            2,150   $     2,338,125
--------------------------------------------------------------------------------------------------
                                                                                   $     2,338,125
--------------------------------------------------------------------------------------------------

RETAIL -- 0.5%

PCA LLC/PCA Finance Corp., Sr. Notes, 11.875%,
8/1/09                                                                     5,887   $     6,446,265
--------------------------------------------------------------------------------------------------
                                                                                   $     6,446,265
--------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 0.8%

Mothers Work, Inc., 11.25%, 8/1/10                                         6,140   $     6,815,400
Payless Shoesource, Inc., Sr. Sub. Notes, 8.25%,
8/1/13(6)                                                                  3,620         3,692,400
--------------------------------------------------------------------------------------------------
                                                                                   $    10,507,800
--------------------------------------------------------------------------------------------------

RETAIL - GENERAL -- 0.4%

Jafra Cosmetics International, 10.75%, 5/15/11                   $         2,125   $     2,316,250
Shopko Stores, Inc., Sr. Notes, 9.25%, 3/15/22                             2,785         2,603,975
Tuesday Morning Corp., Sr. Sub. Notes, 11.00%,
12/15/07                                                                      48            49,740
--------------------------------------------------------------------------------------------------
                                                                                   $     4,969,965
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.5%

AMI Semiconductor, Inc., 10.75%, 2/1/13                                    4,290   $     4,869,150
Amkor Technologies, Inc., 5.00%, 3/15/07                                   1,195         1,093,425
Amkor Technologies, Inc., 5.75%, 6/1/06                                    1,195         1,142,719
Amkor Technologies, Inc., Sr. Notes, 9.25%, 2/15/08                          325           352,625
Amkor Technologies, Inc., Sr. Sub. Notes, 10.50%,
5/1/09                                                                     3,325         3,557,750
Chippac International Ltd., 12.75%, 8/1/09                                 5,560         6,227,200
ON Semiconductor Corp., 13.00%, 5/15/08                                   12,210        13,980,450
SCG Holding & Semiconductor Corp., 12.00%,
8/1/09                                                                     3,415         3,577,213
--------------------------------------------------------------------------------------------------
                                                                                   $    34,800,532
--------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

Coyne International Enterprises, Sr. Sub. Notes, 11.25%,
6/1/08                                                                       840   $       592,200
--------------------------------------------------------------------------------------------------
                                                                                   $       592,200
--------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.3%

Marconi Corp. PLC, Series A, 8.00%, 4/30/08(6)                             5,755   $     5,599,264
Nortel Networks Ltd., 4.25%, 9/1/08                                       12,680        11,538,800
--------------------------------------------------------------------------------------------------
                                                                                   $    17,138,064
--------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Petroleum Helicopters, Series B, 9.375%, 5/1/09                              205   $       224,475
QDI LLC, (PIK), 12.50%, 6/15/08(4)                                           273           109,200
QDI LLC, Jr. Sub. Notes, (PIK), 12.00%, 6/15/09(4)(6)                         67            10,063
--------------------------------------------------------------------------------------------------
                                                                                   $       343,738
--------------------------------------------------------------------------------------------------

UTILITIES -- 2.6%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                             3,118   $     3,213,521
El Paso Corp., Sr. Notes, 7.00%, 5/15/11                                  12,070        10,018,100
Illinois Power, 7.50%, 6/15/09                                             3,190         3,397,350
National Waterworks, Inc., Series B, 10.50%, 12/1/12                       2,600         2,853,500
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10                     14,185        16,099,975
--------------------------------------------------------------------------------------------------
                                                                                   $    35,582,446
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
UTILITY - ELECTRIC POWER GENERATION -- 4.5%

AES Corp., 10.00%, 7/15/05(6)                                    $         2,011   $     2,081,385
AES Corp., Sr. Notes, 8.75%, 6/15/08                                       5,816         5,859,620
AES Corp., Sr. Notes, 8.75%, 5/15/13(6)                                    6,180         6,519,900
AES Corp., Sr. Notes, 8.875%, 2/15/11                                        322           322,000
AES Corp., Sr. Notes, 9.00%, 5/15/15(6)                                    1,890         2,008,125
AES Corp., Sr. Notes, 9.375%, 9/15/10                                      1,946         1,994,650
AES Corp., Sr. Sub. Debs., 8.875%, 11/1/27                                 3,125         2,515,625
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                  7,295         7,130,863
Calpine Canada Energy Finance, Sr. Notes, 8.50%,
5/1/08                                                                     7,165         5,194,625
Calpine Corp., 8.75%, 7/15/13(6)                                           8,030         7,387,600
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                  4,760         3,784,200
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                  12,191        10,849,990
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(6)                                1,785         1,651,125
Calpine Corp., Sr. Notes, 8.50%, 2/15/11                                   2,550         1,810,500
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                  1,855         1,650,950
Reliant Resources, Inc., Sr. Notes, 9.50%,
7/15/13(6)                                                                   450           407,250
--------------------------------------------------------------------------------------------------
                                                                                   $    61,168,408
--------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.3%

Allied Waste, Series B, 9.25%, 9/1/12                                      3,675   $     4,079,250
--------------------------------------------------------------------------------------------------
                                                                                   $     4,079,250
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 8.0%

American Tower (Escrow Unit), Disc. Notes, 0.00%,
8/1/08                                                                     4,825   $     3,232,750
American Tower Corp., 6.25%, 10/15/09(6)                                   2,495         2,388,963
American Tower Corp., Sr. Notes, 9.375%, 2/1/09                           13,810        14,155,250
Centennial Cellular Communications, Sr. Notes,
10.125%, 6/15/13(6)                                                        9,465         9,796,275
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, (0% until 2004), 8/1/11                                            4,405         4,405,000
Crown Castle International Corp., Sr. Notes, 9.50%,
8/1/11                                                                     3,440         3,663,600
Crown Castle International Corp., Sr. Notes, 10.75%,
8/1/11                                                                       880           981,200
Insight Midwest/Insight Capital, Sr. Notes, 10.50%,
11/1/10                                                                    1,090         1,144,500
IWO Holdings, Inc., 14.00%, 1/15/11                                        5,600           924,000
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07                         3,260         2,624,300
Level 3 Financing, Inc., Sr. Notes, 10.75%,
10/15/11(6)                                                                6,680         6,680,000
Nextel Communications, Inc., 6.00%, 6/1/11                       $         5,325   $     5,797,594
Nextel Communications, Inc., Sr. Disc. Notes,
9.95%, 2/15/08                                                               517           546,081
Nextel Communications, Inc., Sr. Notes, 7.375%,
8/1/15                                                                     6,030         6,120,450
Nextel Partners, Inc., Sr. Notes, 8.125%,
7/1/11(6)                                                                  7,205         7,060,900
Nextel Partners, Inc., Sr. Notes, 11.00%,
3/15/10                                                                    5,695         6,250,263
Nextel Partners, Inc., Sr. Notes, 11.00%,
3/15/10                                                                    2,345         2,573,638
Nextel Partners, Inc., Sr. Notes, 12.50%,
11/15/09                                                                   6,220         7,121,900
NII Holdings Ltd., 13.00%, (0% until 2004),
11/1/09                                                                      782           753,056
Ono Finance PLC, 13.00%, 5/1/09                                            2,295         2,079,844
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                                3,133         2,878,444
PTC International Finance II SA, 11.25%,
12/1/09                                                                      625           681,250
PTC International Finance II SA, 11.25%,
12/1/09                                                          EUR       1,125         1,450,550
Qwest Capital Funding, 7.25%, 2/15/11                                      5,825         5,213,375
TSI Telecommunication, Series B, 12.75%,
2/1/09                                                                     1,200         1,209,000
Ubiquitel Operating Co., 14.00%, (0% to 2005),
5/15/10                                                                    1,230           842,550
Western Wireless Corp., Sr. Notes, 9.25%,
 7/15/13(6)                                                                8,415         8,625,375
--------------------------------------------------------------------------------------------------
                                                                                   $   109,200,108
--------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 3.3%

Acceptance Escrow Corp., Sr. Notes, 10.00%,
8/1/11(6)                                                                  6,565   $     7,090,200
Colt Telecom Group PLC, Sr. Disc. Notes, 12.00%,
12/15/06                                                                     900           906,750
Qwest Capital Funding, 7.00%, 8/3/09                                       2,125         1,907,188
Qwest Capital Funding, 7.75%, 8/15/06                                     15,260        15,031,100
Qwest Services Corp., 13.50%, 12/15/10(6)                                 16,547        19,359,990
U.S. West Communications, Debs., 7.20%, 11/10/26                             670           606,350
--------------------------------------------------------------------------------------------------
                                                                                   $    44,901,578
--------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,186,493,492)                                                $ 1,236,171,014
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Common Stocks and Warrants-- 1.2%

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
CHEMICALS -- 0.3%

Methanex Corp., Common                                                   400,000   $     3,744,000
Pioneer Companies, Inc., Common(4)(7)                                     64,758           294,649
--------------------------------------------------------------------------------------------------
                                                                                   $     4,038,649
--------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.0%

Peninsula Gaming LLC, Convertible Preferred
Membership Interests(4)(7)(8)                                              6,338   $        38,027
--------------------------------------------------------------------------------------------------
                                                                                   $        38,027
--------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.0%

Abraxas Petroleum Corp., Common(7)                                       244,702   $       220,232
--------------------------------------------------------------------------------------------------
                                                                                   $       220,232
--------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Warrants, Class A, Exp. 1/1/10(4)(7)                        3,182   $             0
--------------------------------------------------------------------------------------------------
                                                                                   $             0
--------------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Warrants, Exp. 6/15/06(4)(7)(8)                            386   $             4
New World Coffee, Warrants, Exp. 6/20/06(4)(7)(8)                            459                 4
--------------------------------------------------------------------------------------------------
                                                                                   $             8
--------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Warrants, Exp. 11/1/06(4)(7)                                 3,900   $        56,628
--------------------------------------------------------------------------------------------------
                                                                                   $        56,628
--------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

HF Holdings, Inc., Warrants, Exp. 9/27/09(4)(7)                            3,400   $             0
--------------------------------------------------------------------------------------------------
                                                                                   $             0
--------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Warrants, Exp.1/15/07(4)(7)                      817   $             0
VS Holdings, Inc., Common(4)(7)(8)                                       206,125           154,594
--------------------------------------------------------------------------------------------------
                                                                                   $       154,594
--------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.8%

American Tower Corp., Warrants, Exp. 8/1/08(7)                             4,825   $       593,475
NII Holdings, Inc., Class B(7)                                            84,652         5,052,878
NTL, Inc., Common(7)                                                     113,000         5,324,560
--------------------------------------------------------------------------------------------------
                                                                                   $    10,970,913
--------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.1%

Flag Telecom Group Ltd., Common(7)                                        12,149   $       741,089
--------------------------------------------------------------------------------------------------
                                                                                   $       741,089
--------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST $27,052,524)                                                   $    16,220,140
--------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.4%

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%

Six Flags, Inc.                                                          115,825   $     2,270,170
--------------------------------------------------------------------------------------------------
                                                                                   $     2,270,170
--------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.2%

Williams Cos., Inc.(6)                                                    51,125   $     3,093,062
--------------------------------------------------------------------------------------------------
                                                                                   $     3,093,062
--------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $4,776,376)                                                    $     5,363,232
--------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.5%

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 1.1%

CSC Holdings, Inc., Series M, 11.125%                                    106,233   $    11,127,907
Pegasus Satellite, 12.75% (PIK)(7)                                         4,589         3,315,553
--------------------------------------------------------------------------------------------------
                                                                                   $    14,443,460
--------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 0.1%

Owens-Illinois, Inc.                                                      74,045   $     2,117,687
--------------------------------------------------------------------------------------------------
                                                                                   $     2,117,687
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                               SHARES           VALUE
--------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.3%

Dobson Communications Corp., 12.25% (PIK)                                  1,376   $     1,463,720
Rural Cellular Corp., 12.25% (PIK)                                         4,875   $     3,132,187
--------------------------------------------------------------------------------------------------
                                                                                   $     4,595,907
--------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $21,756,226)                                                   $    21,157,054
--------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                                                 PRINCIPAL
                                                                 AMOUNT
SECURITY                                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------------------------
INVESTORS BANK AND TRUST TIME DEPOSIT, 1.18%,
10/1/03                                                          $        26,260   $    26,260,000
--------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $26,260,000)                                                $    26,260,000
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.2%
   (IDENTIFIED COST $1,292,433,703)                                                $ 1,329,873,926
--------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.8%                                             $    38,112,763
--------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $ 1,367,986,689
--------------------------------------------------------------------------------------------------

EUR - Euro Dollar

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3) Defaulted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Subject to unfunded loan commitments of $80,483 at September 30, 2003.

(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(7) Non-income producing security.

(8) Restricted security.

                       See notes to financial statements.

BOSTON INCOME PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $1,292,433,703)                  $  1,329,873,926
Cash                                                                            5,310,880
Receivable for investments sold                                                24,916,214
Interest and dividends receivable                                              29,577,761
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  1,389,678,781
-----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     21,556,217
Payable for open forward foreign currency contracts                                81,809
Accrued expenses                                                                   54,066
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     21,692,092
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  1,367,986,689

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                     1,330,601,837
Net unrealized appreciation (computed on the basis of identified cost)         37,384,852
-----------------------------------------------------------------------------------------
TOTAL                                                                    $  1,367,986,689
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2003

INVESTMENT INCOME

Interest                                                                 $    105,319,052
Dividends (net of foreign taxes, $5,100)                                        1,791,178
Other Income                                                                      995,780
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    108,106,010
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $      6,617,148
Trustees' fees and expenses                                                        25,513
Custodian fee                                                                     305,104
Legal and accounting services                                                      40,578
Miscellaneous                                                                      45,835
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      7,034,178
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    101,071,832
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     20,253,469
   Foreign currency and forward foreign currency exchange
      contract transactions                                                      (565,645)
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     19,687,824
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    132,238,246
   Foreign currency and forward foreign currency exchange contracts                (9,719)
-----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    132,228,527
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    151,916,351
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    252,988,183
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED            YEAR ENDED
IN NET ASSETS                                        SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $      101,071,832    $       82,994,433
   Net realized gain (loss)                                  19,687,824           (95,072,319)
   Net change in unrealized
      appreciation (depreciation)                           132,228,527            24,466,739
---------------------------------------------------------------------------------------------
Net increase in net assets from operations           $      252,988,183    $       12,388,853
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $      736,904,337    $      358,040,586
   Withdrawals                                             (418,618,018)   $     (326,337,432)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                      $      318,286,319    $       31,703,154
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      571,274,502    $       44,092,007
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $      796,712,187    $      752,620,180
---------------------------------------------------------------------------------------------
AT END OF YEAR                                       $    1,367,986,689    $      796,712,187
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                    YEAR ENDED SEPTEMBER 30,
                                                        -----------------------------------------------
                                                            2003            2002(1)          2001(2)
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.66%            0.68%            0.69%(3)
   Net investment income                                         9.51%            9.91%           10.38%(3)
Portfolio Turnover                                                116%              91%              16%
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                                 26.96%            2.09%              --
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $   1,367,987    $     796,712    $     752,620
-------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(2) For the period from the start of business, July 23, 2001, to September 30, 2001.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

BOSTON INCOME PORTFOLIO as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 2003, the Portfolio's custodian fee was reduced by $1,379 as a result of this arrangement.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96 th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the year ended September 30, 2003, the advisory fee amounted to $6,617,148. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,593,053,864 and $1,184,186,038, respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                     $  1,297,075,647
-------------------------------------------------------------------
Gross unrealized appreciation                      $     82,729,820
Gross unrealized depreciation                           (49,931,541)
-------------------------------------------------------------------
NET UNREALIZED APPRECIATION                        $     32,798,279
-------------------------------------------------------------------

   The unrealized appreciation on foreign currency is $26,438.

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALES
------------------------------------------------------------
SETTLEMENT                  IN EXCHANGE FOR   NET UNREALIZED
DATE(S)     DELIVER        (IN U.S. DOLLARS)   DEPRECIATION
------------------------------------------------------------
10/27/03    Euro Dollar
            3,355,414              3,848,660         (81,809)
------------------------------------------------------------
                                $  3,848,660       $ (81,809)
------------------------------------------------------------

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

7  RESTRICTED SECURITIES

   At September 30, 2003, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                               DATE OF
DESCRIPTION                    ACQUISITION   SHARES/FACE     COST      FAIR VALUE
---------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS
---------------------------------------------------------------------------------
New World Coffee, Warrants,
Exp. 6/15/06                   5/13/03            386     $         0  $        4

New World Coffee, Warrants,
Exp. 6/20/06                   1/06/03            459               0           4

Peninsula Gaming LLC,
  Convertible Preferred
  Membership Interests         7/08/99          6,338               0      38,027

VS Holdings, Inc., Common      3/28/02        206,125       2,554,000     154,594
---------------------------------------------------------------------------------
                                                          $ 2,554,000  $  192,629
---------------------------------------------------------------------------------

BOSTON INCOME PORTFOLIO as of September 30, 2003
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF BOSTON INCOME PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at September 30, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 18, 2003

EATON VANCE INCOME FUND OF BOSTON

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust), and Boston Income Portfolio (the Portfolio), are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

James B. Hawkes           Trustee       Trustee of     Chairman, President              193                  Director of EVC
11/9/41                                 the Trust      and Chief Executive
                                       since 1998;     Officer of BMR, EVC,
                                          of the       EVM and EV; Director
                                        Portfolio      of EV; Vice President
                                        since 2001     and Director of EVD.
                                                       Trustee and/or officer
                                                       of 193 registered
                                                       investment companies
                                                       in the Eaton Vance
                                                       Fund Complex.
                                                       Mr.Hawkes is an
                                                       interested person
                                                       because of his
                                                       positions with BMR,
                                                       EVM, EVC and EV, which
                                                       are affiliates of the
                                                       Fund and the Portfolio.

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee       Trustee of     Jacob H. Schiff                  193             Director of Tiffany & Co.
2/23/35                                 the Trust      Professor of                                     (specialty retailer) and
                                       since 1989;     Investment Banking                                     Telect, Inc.
                                          of the       Emeritus, Harvard                               (telecommunication services
                                        Portfolio      University Graduate                                      company)
                                        since 2001     School of Business
                                                       Administration.

William H. Park           Trustee       Since 2003     President and Chief              190                       None
9/19/47                                                Executive Officer,
                                                       Prizm Capital
                                                       Management, LLC
                                                       (investment management
                                                       firm) (since 2002).
                                                       Executive Vice President
                                                       and Chief Financial
                                                       Officer, United Asset
                                                       Management Corporation
                                                       (a holding company
                                                       owning institutional
                                                       investment management
                                                       firms) (1982-2001).

Ronald A. Pearlman        Trustee       Since 2003     Professor of Law,                190                       None
7/10/40                                                Georgetown University
                                                       Law Center (since
                                                       1999). Tax Partner,
                                                       Covington & Burling,
                                                       Washington, DC
                                                       (1991-2000).

                        POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                IN FUND COMPLEX
     NAME AND          TRUST AND THE     LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO       SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S)
(CONTINUED)

Norton H. Reamer          Trustee       Trustee of     President and Chief              193                      None
9/21/35                                 the Trust      Executive Officer of
                                       since 1989;     Asset Management Finance
                                          of the       Corp. a specialty
                                        Portfolio      finance company serving
                                        since 2001     the investment
                                                       management industry
                                                       (since October 2003).
                                                       President, Unicorn
                                                       Corporation (an
                                                       investment and financial
                                                       advisory services
                                                       company) (since
                                                       September 2000).
                                                       Formerly Chairman,
                                                       Hellman, Jordan
                                                       Management Co., Inc. (an
                                                       investment management
                                                       company) (2000-2003).
                                                       Formerly Advisory
                                                       Director of Berkshire
                                                       Capital Corporation
                                                       (investment banking
                                                       firm) (2002-2003).
                                                       Formerly Chairman of the
                                                       Board, United Asset
                                                       Management Corporation
                                                       (a holding company
                                                       owning institutional
                                                       investment management
                                                       firms) and Chairman,
                                                       President and Director,
                                                       UAM Funds (mutual funds)
                                                       (1980-2000).

Lynn A. Stout             Trustee       Trustee of     Professor of Law,                193                      None
9/14/57                                 the Trust      University of
                                       since 1998;     California at Los
                                                       Angeles School of
                                                       Law (since July 2001).
                                                       Formerly, Professor of
                                                       Law, Georgetown
                                                       University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)                          TERM OF
                             WITH THE                           OFFICE AND
     NAME AND               TRUST AND                           LENGTH OF                      PRINCIPAL OCCUPATION(S)
  DATE OF BIRTH             PORTFOLIO                            SERVICE                       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Michael W. Weilheimer        President                         Since 2002(2)            Vice President of EVM and BMR. Officer
2/11/61                                                                                 of 9 registered investment companies
                                                                                        managed by EVM or BMR.

Thomas P. Huggins          Vice President              Vice President of the Trust      Vice President of EVM and BMR. Officer
3/7/66                                                 since 2000; of the Portfolio     of 7 registered investment companies
                                                                since 2001              managed by EVM or BMR.

Alan R. Dynner               Secretary                 Secretary of the Trust since     Vice President, Secretary and Chief
10/10/40                                                  1997; of the Portfolio        Legal Officer of BMR, EVM, EVD, EV and
                                                                since 2001              EVC. Officer of 193 registered
                                                                                        investment companies managed by EVM or
                                                                                        BMR

Barbara E. Campbell        Treasurer of                        Since 2002(2)            Vice President of EVM and BMR. Officer
6/19/57                    the Portfolio                                                of 193 registered investment companies
                                                                                        managed by EVM or BMR

Bryan J. Doddy            Treasurer of the                      Since 2003              Vice President of EVM and BMR.
3/7/59                        Trust                                                     Previously, Vice President and Tax
                                                                                        Director at PFPC Inc. (2000-2003) and
                                                                                        Director of Taxation for John Hancock
                                                                                        Advisers, Inc. (1997-2000). Officer of
                                                                                        2 registered investment companies
                                                                                        managed by EVM and BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996 and of the Portfolio since 2001 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                  INVESTMENT ADVISER OF BOSTON INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

               ADMINISTRATOR OF EATON VANCE INCOME FUND OF BOSTON
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                 BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 HIGH STREET
                                BOSTON, MA 02110

                        EATON VANCE INCOME FUND OF BOSTON
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND
        EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST
                                 OR SEND MONEY.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SERIES TRUST II (ON BEHALF OF EATON VANCE INCOME FUND OF BOSTON)


By:    /s/ Michael W. Weilheimer
       -----------------------------------
       Michael W. Weilheimer
       President


Date:  November 20, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Brian J. Doddy
       -----------------------------------
       Brian J. Doddy
       Treasurer


Date:  November 20, 2003
       -----------------


By:     /s/ Michael W. Weilheimer
       -----------------------------------
       Michael W. Weilheimer
       President


Date:  November 20, 2003
       -----------------